Accumulated other comprehensive income	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
Accumulated other comprehensive income

13. Accumulated other comprehensive income

	Changes in Accumulated Other Comprehensive Income
	For the year ended December 31, 2024
	Unrealized gains and losses on available-for-sale debt securities	Foreign Currency Translation Adjustments	Total

Beginning Balance	€214,984	€16,158	€231,142
Adjustment for net (gain) loss on marketable securities	(214,984)	-	(214,984)
Change in fair value of marketable securities	96,234	-	96,234
Cumulative translation adjustment	-	(23,446)	(23,446)
Total	€96,234	€(7,288)	€88,946

Accumulated Other Comprehensive Income relates to marketable securities fair value measurement reserve and cumulative translation adjustment reserve as reported in the above table.

The net realized gain for the year ended December 31, 2024, from the Company’s investing activity was approximately €0.4 million. The unrealized net gain on marketable securities not matured at December 31, 2024, was approximately €0.1 million.

The cumulative translation adjustments reserve was not material, and it mainly included the effect of the translation of U.S. dollars held by the U.S. Subsidiary into Euros as the consolidated financial statements currency.